Share Plans Schedule of Share Based Compensation Cost (Details) (Equity-Based Compensation, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation cost related to share-based transactions	$ 108	$ 90	$ 101
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation cost related to share-based transactions	97	79	85
Restructuring charges
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation cost related to share-based transactions	1	0	5
Discontinued operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation cost related to share-based transactions	$ 10	$ 11	$ 11